Auditor's remuneration paid to Ernst & Young LLP (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Auditor's Remuneration Paid

	2020 $m	2019 $m	2018 $m
Audit of the Financial Statements a	3.0	3.0	3.3

Audit of subsidiaries	3.3	3.2	2.9

Audit-related assurance services	0.2	0.2	0.2

Other assurance services b	1.1	1.3	1.3

Other non-audit services not covered by the above	0.1	0.1	0.1

	7.7	7.8	7.8

a	In 2018, included $0.4m of additional fees for specific procedures performed in relation to the implementation of new accounting standards.
b	Excludes fees of $0.2m which have not yet been incurred.